Long-Term Debt - U.S. Small Business Administration Loans (Details) - USD ($)			1 Months Ended
	Dec. 15, 2022	Jun. 15, 2020	Mar. 31, 2021	Feb. 28, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 05, 2020
Long-Term Debt
Accrued interest					$ 70,000	$ 36,000	$ 13,000
Economic Injury Disaster Loan
Long-Term Debt
Loan proceeds		$ 150,000
Interest rate (as percent)		3.75%
Installment payments	$ 100,000
Accrued interest					$ 100,000	100,000
Economic Injury Disaster Loan | Maximum
Long-Term Debt
Installment payments	$ 1,000
Accrued interest						$ 100,000	$ 100,000
PPP-1
Long-Term Debt
Loan proceeds				$ 10,000
Unforgiven loan interest rate								1.00%
PPP-2
Long-Term Debt
Loan proceeds			$ 300,000
Loan collateral or guarantee			$ 0